Share Capital And Equity Compensation - Summary of Fair Value of Stock Options Granted by Using Black Scholes Option Pricing Model (Details) $ / shares in Units, shares in Thousands, $ in Thousands				12 Months Ended
	Nov. 15, 2024 USD ($) shares $ / shares	Jun. 20, 2024 USD ($) shares $ / shares	Dec. 03, 2023 USD ($) shares $ / shares	Dec. 31, 2024 shares	Dec. 31, 2023 shares
Disclosure Of Issued Capital Equity Compensation And Warrants [Line Items]
Number of options granted | shares	30	1,225	1,740	1,225	1,740
Risk-free rate	4.31%
Expected life (in years)	5		7
Annualized volatility	82.98%	73.66%
Dividend rate	0.00%	0.00%	0.00%
Fair value per stock option granted	$ 2.21
Total fair value of stock options granted | $	$ 66	$ 2,824	$ 5,869
Bottom of Range
Disclosure Of Issued Capital Equity Compensation And Warrants [Line Items]
Risk-free rate		4.27%	4.04%
Expected life (in years)		5
Annualized volatility			73.14%
Fair value per stock option granted		$ 2.2	$ 2.22
Top of Range
Disclosure Of Issued Capital Equity Compensation And Warrants [Line Items]
Risk-free rate		4.29%	4.27%
Expected life (in years)		7
Annualized volatility			73.66%
Fair value per stock option granted		$ 3.52	$ 3.98